Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,008,777	Voya Emerging Markets Index Portfolio - Class I	$26,917,609	2.8
4,077,357	Voya International Index Portfolio - Class I	47,623,530	4.9
2,830,569	Voya RussellTM Mid Cap Index Portfolio - Class I	38,580,661	3.9
7,903,477	Voya Short Term Bond Fund - Class R6	78,718,632	8.0
40,962,855	Voya U.S. Bond Index Portfolio - Class I	442,808,459	45.2
17,366,267	Voya U.S. Stock Index Portfolio - Class I	345,762,369	35.3

	Total Mutual Funds
	(Cost $900,238,518)	980,411,260	100.1

	Liabilities in Excess of Other Assets	(588,454)	(0.1)
	Net Assets	$979,822,806	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$980,411,260	$–	$–	$980,411,260
Total Investments, at fair value	$980,411,260	$–	$–	$980,411,260

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$31,385,258	$2,175,467	$(4,911,957)	$(1,731,159)	$26,917,609	$643,454	$1,037,353	$-
Voya International Index Portfolio - Class I	51,316,689	1,316,001	(6,526,704)	1,517,544	47,623,530	2,534,032	1,134,910	-
Voya RussellTM Mid Cap Index Portfolio - Class I	30,957,952	13,172,082	(5,796,121)	246,748	38,580,661	662,388	886,159	2,697,351
Voya Short Term Bond Fund - Class R6	-	81,079,201	(2,202,870)	(157,699)	78,718,632	312,061	(1,769)	-
Voya U.S. Bond Index Portfolio - Class I	407,923,533	101,235,334	(45,973,606)	(20,376,802)	442,808,459	8,582,791	1,144,596	5,210,134
Voya U.S. Stock Index Portfolio - Class I	397,896,436	34,809,638	(82,501,829)	(4,441,876)	345,762,369	-	29,315,368	32,626,630
	$919,479,868	$233,787,723	$(147,913,087)	$(24,943,244)	$980,411,260	$12,734,726	$33,516,617	$40,534,115

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $910,940,005.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$70,815,049
Gross Unrealized Depreciation	(1,343,794)
Net Unrealized Appreciation	$69,471,255